5. Bank Premises and Equipment (Details 1)	Dec. 31, 2016 USD ($)
Property, Plant and Equipment [Abstract]
2017	$ 230,563
2018	233,706
2019	206,470
2020	179,581
2021	97,800
Subsequent to 2021	330,000
Operating lease due	$ 1,278,120